                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN SMALL CAP VALUE FUND

                     SUPPLEMENT DATED JULY 30, 2004 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                         PROSPECTUS DATED JULY 30, 2004

     The Prospectus is hereby supplemented as follows:

          (1) The section entitled "PURCHASE OF SHARES" is supplemented with the following:

          In order to facilitate the management of the Fund's portfolio, Van Kampen Small Cap Value Fund is suspending the continuous offering of its shares to new investors. As market conditions permit, the Fund may reopen sales of its shares to new investors. Any such offerings of the Fund's shares may be limited in amount and may commence and terminate without any prior notice.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    SCV SPT 7/04
                                                                     65202SPT-01

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN SMALL CAP VALUE FUND

                     SUPPLEMENT DATED JULY 30, 2004 TO THE
                           CLASS I SHARES PROSPECTUS
                              DATED JULY 30, 2004

     The Prospectus is hereby supplemented as follows:

          (1) The section entitled "PURCHASE OF SHARES" is supplemented with the following:

          In order to facilitate the management of the Fund's portfolio, Van Kampen Small Cap Value Fund is suspending the continuous offering of its shares to new investors. As market conditions permit, the Fund may reopen sales of its shares to new investors. Any such offerings of the Fund's shares may be limited in amount and may commence and terminate without any prior notice.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  SCV SPT I 7/04